INCOME TAXES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current taxes:
Domestic	$ 5,474	$ 5,955	$ 8,351
Foreign	2,526	1,113	1,136
Total	8,000	7,068	9,487
Deferred taxes:
Domestic	2,464	(453)	(3,948)
Foreign	(1,538)	(32)	150
Deferred taxes, net	926	(485)	(3,798)
Taxes on income	$ 8,926	$ 6,583	$ 5,689